Summary of Marketable Securities by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	$ 105,483	$ 117,732
Available-for-Sale Securities, Gross Unrealized Gains	8,644	5,475
Available-for-Sale Securities, Gross Unrealized Losses	(1,034)	(3,078)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	113,093	120,129
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	83,094	82,131
Available-for-Sale Securities, Gross Unrealized Gains	8,089	4,490
Available-for-Sale Securities, Gross Unrealized Losses	(891)	(3,059)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	90,292	83,562
Equity securities | Stocks | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	1,090	1,016
Available-for-Sale Securities, Gross Unrealized Gains	244	79
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	1,334	1,095
Equity securities | Stocks | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	24,492	24,380
Available-for-Sale Securities, Gross Unrealized Gains	5,265	2,776
Available-for-Sale Securities, Gross Unrealized Losses	(392)	(1,046)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	29,365	26,110
Equity securities | Mutual funds | Foreign
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	18,328	17,489
Available-for-Sale Securities, Gross Unrealized Gains	1,901	521
Available-for-Sale Securities, Gross Unrealized Losses	(7)	(936)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	20,222	17,074
Equity securities | Mutual funds | Domestic
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	39,184	39,246
Available-for-Sale Securities, Gross Unrealized Gains	679	1,114
Available-for-Sale Securities, Gross Unrealized Losses	(492)	(1,077)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	39,371	39,283
Fixed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	22,389	35,601
Available-for-Sale Securities, Gross Unrealized Gains	555	985
Available-for-Sale Securities, Gross Unrealized Losses	(143)	(19)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	22,801	36,567
Fixed securities | U.S. Treasury and other government
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	20,528	19,347
Available-for-Sale Securities, Gross Unrealized Gains	247	530
Available-for-Sale Securities, Gross Unrealized Losses	(139)	(12)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	20,636	19,865
Fixed securities | Kemrock convertible bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost		13,670
Available-for-Sale Securities, Fair Value (Net Carrying Amount)		13,670
Fixed securities | Corporate bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	1,724	2,305
Available-for-Sale Securities, Gross Unrealized Gains	244	349
Available-for-Sale Securities, Gross Unrealized Losses		(5)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	1,968	2,649
Fixed securities | Foreign bonds
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	37	38
Available-for-Sale Securities, Gross Unrealized Gains	4	1
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	41	39
Fixed securities | Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Amortized Cost	100	241
Available-for-Sale Securities, Gross Unrealized Gains	60	105
Available-for-Sale Securities, Gross Unrealized Losses	(4)	(2)
Available-for-Sale Securities, Fair Value (Net Carrying Amount)	$ 156	$ 344